Quarterly Holdings Report
for
Fidelity Advisor® New Insights Fund
March 31, 2024
ANIF-NPRT1-0524
1.799846.120
Common Stocks - 97.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 19.3%
Entertainment - 2.4%
Capcom Co. Ltd.	40,000	747
Liberty Media Corp. Liberty Formula One Class C	323,276	21,207
Liberty Media Corp. Liberty Live Class C	17,816	781
Live Nation Entertainment, Inc. (a)	24,000	2,538
Netflix, Inc. (a)	660,590	401,196
Sea Ltd. ADR (a)	176,780	9,495
The Walt Disney Co.	157,300	19,247
Universal Music Group NV	942,580	28,325
Warner Bros Discovery, Inc. (a)	128,700	1,124
		484,660
Interactive Media & Services - 16.6%
Alphabet, Inc. Class A (a)	7,282,020	1,099,075
Bumble, Inc. (a)	93,284	1,059
Epic Games, Inc. (a)(b)(c)	23,900	14,340
Match Group, Inc. (a)	77,400	2,808
Meta Platforms, Inc. Class A	4,689,816	2,277,289
Reddit, Inc.:
Class A	54,000	2,663
Class B	157,749	7,780
Shutterstock, Inc. (d)	45,555	2,087
		3,407,101
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	417,000	68,063
TOTAL COMMUNICATION SERVICES		3,959,824
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	201,500	5,159
General Motors Co.	82,840	3,757
Hyundai Motor Co. Ltd.	99,857	17,534
Li Auto, Inc. ADR (a)	89,800	2,719
Rad Power Bikes, Inc. (a)(b)(c)	474,452	223
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	488,383	1,231
Tesla, Inc. (a)	39,652	6,970
Toyota Motor Corp.	222,002	5,611
		43,204
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	5,907,300	1,065,559
Coupang, Inc. Class A (a)	872,665	15,525
Dollarama, Inc.	63,672	4,851
Kohl's Corp. (d)	114,200	3,329
MercadoLibre, Inc. (a)	8,800	13,305
Pan Pacific International Holdings Ltd.	52,300	1,384
		1,103,953
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	39,465	8,705
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (a)	381,696	62,965
Booking Holdings, Inc.	7,200	26,121
Cava Group, Inc. (d)	143,400	10,045
Chipotle Mexican Grill, Inc. (a)	12,827	37,285
Deliveroo PLC Class A (a)(e)	1,945,220	2,904
Domino's Pizza, Inc.	5,200	2,584
Doordash, Inc. (a)	15,000	2,066
Evolution AB (e)	21,000	2,610
Flutter Entertainment PLC (a)	11,200	2,232
Hilton Worldwide Holdings, Inc.	572,268	122,070
Light & Wonder, Inc. Class A (a)	34,800	3,553
Marriott International, Inc. Class A	16,100	4,062
McDonald's Corp.	23,200	6,541
Red Rock Resorts, Inc.	28,851	1,726
Restaurant Brands International, Inc.	104,300	8,283
Starbucks Corp.	800	73
Yum China Holdings, Inc.	26,600	1,058
Zomato Ltd. (a)	2,766,561	6,042
		302,220
Household Durables - 0.5%
Blu Investments LLC (a)(b)(c)	98,215,581	30
D.R. Horton, Inc.	190,375	31,326
Garmin Ltd.	13,141	1,956
Lennar Corp. Class A	351,068	60,377
		93,689
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	44,600	5,590
Academy Sports & Outdoors, Inc.	169,406	11,442
Auto1 Group SE (a)(d)(e)	51,600	244
AutoZone, Inc. (a)	400	1,261
Dick's Sporting Goods, Inc.	123,445	27,758
Fanatics, Inc. Class A (a)(b)(c)	372,921	27,585
Fast Retailing Co. Ltd.	20,900	6,475
Floor & Decor Holdings, Inc. Class A (a)(d)	127,700	16,552
FSN E-Commerce Ventures Ltd. (a)	10,674	21
Gap, Inc.	287,079	7,909
Industria de Diseno Textil SA	26,100	1,314
Lowe's Companies, Inc.	387,500	98,708
O'Reilly Automotive, Inc. (a)	60,071	67,813
Ross Stores, Inc.	40,300	5,914
The Home Depot, Inc.	148,613	57,008
TJX Companies, Inc.	967,703	98,144
Wayfair LLC Class A (a)	84,161	5,713
Williams-Sonoma, Inc.	243,432	77,297
		516,748
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	11,800	2,635
Asics Corp.	27,600	1,296
Bolt Threads, Inc. (b)(c)	195,249	269
Brunello Cucinelli SpA	753,200	86,135
Canva, Inc. Class A (b)(c)	11,950	12,747
China Hongxing Sports Ltd. (a)(c)	5,977,800	0
Crocs, Inc. (a)	9,100	1,309
Deckers Outdoor Corp. (a)	20,982	19,750
lululemon athletica, Inc. (a)	7,544	2,947
LVMH Moet Hennessy Louis Vuitton SE	15,400	13,857
On Holding AG (a)	597,100	21,125
Ralph Lauren Corp.	82,900	15,565
Samsonite International SA (a)(e)	4,331,100	16,379
Tapestry, Inc.	444,929	21,125
		215,139
TOTAL CONSUMER DISCRETIONARY		2,283,658
CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Anheuser-Busch InBev SA NV ADR (d)	17,100	1,039
Constellation Brands, Inc. Class A (sub. vtg.)	4,600	1,250
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	25,300	3,296
Kweichow Moutai Co. Ltd. (A Shares)	4,200	989
The Coca-Cola Co.	1,671,718	102,276
		108,850
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	364,700	20,815
BJ's Wholesale Club Holdings, Inc. (a)	107,200	8,110
Casey's General Stores, Inc.	32,700	10,413
Costco Wholesale Corp.	181,300	132,826
Dollar Tree, Inc. (a)	132,300	17,616
Maplebear, Inc. (NASDAQ)	16,100	600
Performance Food Group Co. (a)	15,900	1,187
Walmart, Inc.	165,300	9,946
		201,513
Food Products - 0.1%
Bowery Farming, Inc. warrants (a)(b)(c)	383,862	787
Mondelez International, Inc.	238,200	16,674
		17,461
Household Products - 0.1%
Procter & Gamble Co.	189,100	30,681
Personal Care Products - 0.1%
L'Oreal SA	29,812	14,118
Oddity Tech Ltd.	32,500	1,412
		15,530
TOTAL CONSUMER STAPLES		374,035
ENERGY - 2.8%
Energy Equipment & Services - 0.0%
Noble Corp. PLC	4,432	215
Patterson-UTI Energy, Inc.	456,388	5,449
Schlumberger Ltd.	35,400	1,940
TechnipFMC PLC	57,200	1,436
		9,040
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (a)	542,400	15,730
Cameco Corp.	207,400	8,985
Canadian Natural Resources Ltd.	1,007,988	76,893
Cenovus Energy, Inc.	687,700	13,747
Cheniere Energy, Inc.	621,317	100,206
ConocoPhillips Co.	58,911	7,498
Diamondback Energy, Inc.	26,443	5,240
EOG Resources, Inc.	76,716	9,807
Exxon Mobil Corp.	1,451,807	168,758
GoviEx Uranium, Inc. (a)(d)	642,355	55
GoviEx Uranium, Inc. (a)(e)	23,200	2
GoviEx Uranium, Inc. Class A (a)(e)	2,625,135	223
Hess Corp.	414,997	63,345
Marathon Petroleum Corp.	114,400	23,052
Occidental Petroleum Corp.	375,761	24,421
Ovintiv, Inc.	122,600	6,363
Phillips 66 Co.	24,600	4,018
PrairieSky Royalty Ltd.	107,200	2,100
Reliance Industries Ltd.	277,931	9,906
Sable Offshore Corp. (b)	460,290	5,045
Valero Energy Corp.	108,500	18,520
		563,914
TOTAL ENERGY		572,954
FINANCIALS - 13.1%
Banks - 2.9%
AIB Group PLC	1,046,200	5,309
Banco Santander SA (Spain)	1,348,100	6,585
Bank of America Corp.	3,082,365	116,883
Bank of Ireland Group PLC	357,600	3,649
Citigroup, Inc.	255,600	16,164
East West Bancorp, Inc.	15,400	1,218
First Citizens Bancshares, Inc.	5,800	9,483
HDFC Bank Ltd. sponsored ADR	643,371	36,009
JPMorgan Chase & Co.	695,359	139,280
Nu Holdings Ltd. (a)	1,298,766	15,494
Royal Bank of Canada	203,760	20,551
Starling Bank Ltd. Series D (a)(b)(c)	3,787,848	15,920
Wells Fargo & Co.	3,627,716	210,262
		596,807
Capital Markets - 0.5%
Blackstone, Inc.	36,200	4,756
Brookfield Asset Management Ltd.:
Class A	5,622	236
Class A	235,300	9,887
Brookfield Corp. (Canada) Class A	37,400	1,565
CME Group, Inc.	18,800	4,047
Coinbase Global, Inc. (a)	40,100	10,631
Goldman Sachs Group, Inc.	12,000	5,012
KKR & Co. LP	53,400	5,371
London Stock Exchange Group PLC	60,900	7,287
Moody's Corp.	2,800	1,100
Morgan Stanley	72,953	6,869
MSCI, Inc.	51,219	28,706
Raymond James Financial, Inc.	3,500	449
TulCo LLC (a)(b)(c)(f)	17,377	13,234
UBS Group AG	372,170	11,448
		110,598
Consumer Finance - 0.3%
American Express Co.	213,508	48,614
Capital One Financial Corp.	30,600	4,556
Discover Financial Services	25,600	3,356
		56,526
Financial Services - 7.2%
Berkshire Hathaway, Inc. Class A (a)	1,586	1,006,222
Block, Inc. Class A (a)	32,167	2,721
Fiserv, Inc. (a)	106,000	16,941
Jio Financial Services Ltd.	224,200	951
MasterCard, Inc. Class A	537,700	258,940
PayPal Holdings, Inc. (a)	74,100	4,964
Remitly Global, Inc. (a)	310,800	6,446
Visa, Inc. Class A	687,100	191,756
		1,488,941
Insurance - 2.2%
American International Group, Inc.	531,226	41,526
Arthur J. Gallagher & Co.	293,700	73,437
Chubb Ltd.	451,707	117,051
Fairfax Financial Holdings Ltd. (sub. vtg.)	49,167	52,998
Hiscox Ltd.	2,665,843	41,722
Intact Financial Corp.	145,412	23,621
Marsh & McLennan Companies, Inc.	93,637	19,287
Progressive Corp.	253,010	52,328
The Travelers Companies, Inc.	97,538	22,447
		444,417
TOTAL FINANCIALS		2,697,289
HEALTH CARE - 11.2%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (a)	57,884	8,651
Apogee Therapeutics, Inc.	39,200	2,605
Argenx SE ADR (a)	63,732	25,093
Ascendis Pharma A/S sponsored ADR (a)	29,200	4,414
BioNTech SE ADR (a)	18,000	1,661
Celldex Therapeutics, Inc. (a)	160,200	6,724
Cytokinetics, Inc. (a)	42,200	2,959
Denali Therapeutics, Inc. (a)	69,800	1,432
Galapagos NV sponsored ADR (a)	166,337	5,356
Gilead Sciences, Inc.	233,100	17,075
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(b)(c)	26,062	0
Janux Therapeutics, Inc. (a)	45,900	1,728
Keros Therapeutics, Inc. (a)	68,700	4,548
Legend Biotech Corp. ADR (a)	245,500	13,770
Light Sciences Oncology, Inc. (a)(c)	2,708,254	0
Moderna, Inc. (a)	48,800	5,200
Moonlake Immunotherapeutics (a)	51,500	2,587
Neurocrine Biosciences, Inc. (a)	8,700	1,200
Recursion Pharmaceuticals, Inc. (a)(d)	231,911	2,312
Regeneron Pharmaceuticals, Inc. (a)	372,099	358,142
Sarepta Therapeutics, Inc. (a)	6,100	790
Vaxcyte, Inc. (a)	69,300	4,734
Vertex Pharmaceuticals, Inc. (a)	427,246	178,593
Viking Therapeutics, Inc. (a)	25,900	2,124
Xenon Pharmaceuticals, Inc. (a)	78,500	3,379
		655,077
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	72,700	6,055
Boston Scientific Corp. (a)	1,764,708	120,865
DexCom, Inc. (a)	37,400	5,187
EssilorLuxottica SA	11,100	2,511
I-Pulse, Inc. (a)(b)(c)	58,562	158
Intuitive Surgical, Inc. (a)	201,951	80,597
Shockwave Medical, Inc. (a)	5,100	1,661
Straumann Holding AG	16,995	2,714
Stryker Corp.	59,900	21,436
The Cooper Companies, Inc.	36,800	3,734
TransMedics Group, Inc. (a)	209,200	15,468
		260,386
Health Care Providers & Services - 1.9%
Cencora, Inc.	25,620	6,225
Centene Corp. (a)	574,000	45,048
Cigna Group	198,700	72,166
Molina Healthcare, Inc. (a)	2,300	945
UnitedHealth Group, Inc.	539,908	267,092
		391,476
Life Sciences Tools & Services - 0.7%
Danaher Corp.	408,289	101,958
IQVIA Holdings, Inc. (a)	8,100	2,048
Mettler-Toledo International, Inc. (a)	554	738
Olink Holding AB ADR (a)	162,700	3,825
Thermo Fisher Scientific, Inc.	53,032	30,823
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	184,081	10,242
		149,634
Pharmaceuticals - 4.1%
AstraZeneca PLC (United Kingdom)	270,800	36,380
Eli Lilly & Co.	798,683	621,343
Euroapi SASU (a)	23,468	71
Intra-Cellular Therapies, Inc. (a)	93,317	6,458
Merck & Co., Inc.	797,192	105,189
Novo Nordisk A/S Series B	111,000	14,238
Roche Holding AG (participation certificate)	49,763	12,705
Royalty Pharma PLC	891,950	27,089
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	649,420	9,163
UCB SA	15,667	1,934
		834,570
TOTAL HEALTH CARE		2,291,143
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.6%
Axon Enterprise, Inc. (a)	16,700	5,225
BWX Technologies, Inc.	47,900	4,915
General Dynamics Corp.	8,100	2,288
Howmet Aerospace, Inc.	237,500	16,252
Northrop Grumman Corp.	187,786	89,886
Relativity Space, Inc. warrants (a)(b)(c)	9,464	148
Rolls-Royce Holdings PLC (a)	513,500	2,763
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,573,450	249,625
Class C (a)(b)(c)	45,460	4,410
The Boeing Co. (a)	164,700	31,785
TransDigm Group, Inc.	94,962	116,955
Woodward, Inc.	80,700	12,437
		536,689
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	444,255	2,374
GXO Logistics, Inc. (a)	416,470	22,389
Zipline International, Inc. (a)(b)(c)	74,930	2,691
		27,454
Building Products - 0.3%
Carrier Global Corp.	103,300	6,005
Masco Corp.	11,741	926
The AZEK Co., Inc. (a)	24,600	1,235
Trane Technologies PLC	137,600	41,308
		49,474
Commercial Services & Supplies - 0.4%
Cintas Corp.	43,412	29,825
Clean Harbors, Inc. (a)	74,944	15,087
Clean TeQ Water Pty Ltd. (a)	3,189	1
GFL Environmental, Inc.	322,000	11,104
Republic Services, Inc.	40,500	7,753
Veralto Corp.	194,562	17,250
Waste Connections, Inc. (United States)	14,800	2,546
		83,566
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd. (a)	231,800	8,064
Electrical Equipment - 1.1%
Eaton Corp. PLC	406,100	126,979
Fuji Electric Co. Ltd.	5,600	376
GE Vernova LLC	10,500	1,436
Generac Holdings, Inc. (a)	27,700	3,494
Hubbell, Inc. Class B	79,300	32,913
Nextracker, Inc. Class A (a)	138,900	7,816
nVent Electric PLC	94,825	7,150
Regal Rexnord Corp.	80,500	14,498
Vertiv Holdings Co.	286,600	23,407
		218,069
Ground Transportation - 0.8%
Canadian Pacific Kansas City Ltd.	819,064	72,216
Old Dominion Freight Lines, Inc.	111,200	24,387
RXO, Inc. (a)	428,170	9,364
Uber Technologies, Inc. (a)	701,100	53,978
		159,945
Industrial Conglomerates - 0.8%
3M Co.	59,800	6,343
General Electric Co.	825,303	144,865
Hitachi Ltd.	178,000	16,266
		167,474
Machinery - 1.0%
Caterpillar, Inc.	55,400	20,300
Chart Industries, Inc. (a)	182,800	30,111
Deere & Co.	20,198	8,296
Energy Recovery, Inc. (a)	156,000	2,463
Fortive Corp.	78,800	6,778
Indutrade AB	42,800	1,167
Ingersoll Rand, Inc.	155,500	14,765
Mitsubishi Heavy Industries Ltd.	140,200	1,271
PACCAR, Inc.	463,642	57,441
Parker Hannifin Corp.	113,900	63,304
		205,896
Passenger Airlines - 0.2%
Copa Holdings SA Class A	12,900	1,344
Ryanair Holdings PLC sponsored ADR	264,800	38,552
		39,896
Professional Services - 0.6%
CACI International, Inc. Class A (a)	81,000	30,685
Equifax, Inc.	4,500	1,204
KBR, Inc.	336,600	21,428
RELX PLC (London Stock Exchange)	291,300	12,562
Science Applications International Corp.	78,900	10,288
Thomson Reuters Corp.	58,898	9,166
Verisk Analytics, Inc.	66,900	15,770
Wolters Kluwer NV	71,900	11,263
		112,366
Trading Companies & Distributors - 0.4%
Fastenal Co.	34,500	2,661
Ferguson PLC	17,900	3,910
Itochu Corp.	27,400	1,177
Mitsui & Co. Ltd.	28,300	1,323
United Rentals, Inc.	27,800	20,047
W.W. Grainger, Inc.	58,400	59,410
		88,528
TOTAL INDUSTRIALS		1,697,421
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	303,053	87,879
Motorola Solutions, Inc.	14,300	5,076
		92,955
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. Class A	1,918,738	221,326
CDW Corp.	45,979	11,761
E Ink Holdings, Inc.	165,000	1,170
		234,257
IT Services - 0.7%
Accenture PLC Class A	172,611	59,829
ASAC II LP (a)(b)(c)	9,408,021	1,581
Cloudflare, Inc. (a)	93,570	9,060
Gartner, Inc. (a)	60,300	28,743
MongoDB, Inc. Class A (a)	16,700	5,989
Okta, Inc. (a)	11,500	1,203
Shopify, Inc. Class A (a)	343,708	26,516
X Holdings Corp. Class A (b)(c)	97,100	2,607
		135,528
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices, Inc. (a)	996,834	179,919
Advantest Corp.	84,000	3,732
AEHR Test Systems (a)(d)	87,709	1,088
Analog Devices, Inc.	51,805	10,247
Applied Materials, Inc.	350,100	72,201
Arm Holdings Ltd. ADR	48,500	6,062
ASM International NV (Netherlands)	13,600	8,303
ASML Holding NV:
(depository receipt)	12,200	11,840
(Netherlands)	32,900	31,895
Astera Labs, Inc.	40,300	2,990
BE Semiconductor Industries NV	50,000	7,654
Broadcom, Inc.	41,400	54,872
KLA Corp.	1,800	1,257
Lam Research Corp.	46,800	45,469
Lattice Semiconductor Corp. (a)	28,505	2,230
Marvell Technology, Inc.	762,400	54,039
Monolithic Power Systems, Inc.	56,532	38,296
NVIDIA Corp.	1,590,786	1,437,371
NXP Semiconductors NV	192,713	47,749
ON Semiconductor Corp. (a)	69,700	5,126
Qualcomm, Inc.	160,500	27,173
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	620,800	84,460
		2,133,973
Software - 10.8%
Adobe, Inc. (a)	287,000	144,820
Agilysys, Inc. (a)	36,800	3,101
ANSYS, Inc. (a)	3,700	1,284
Autodesk, Inc. (a)	42,631	11,102
Cadence Design Systems, Inc. (a)	249,657	77,713
Check Point Software Technologies Ltd. (a)	46,023	7,548
Clear Secure, Inc. (d)	306,000	6,509
Confluent, Inc. (a)	33,700	1,029
CoreWeave, Inc. (b)(c)	41,335	16,129
Crowdstrike Holdings, Inc. (a)	35,900	11,509
Datadog, Inc. Class A (a)	47,300	5,846
Dynatrace, Inc. (a)	30,000	1,393
Fair Isaac Corp. (a)	300	375
HashiCorp, Inc. (a)	7,000	189
HubSpot, Inc. (a)	8,756	5,486
Intuit, Inc.	79,362	51,585
JFrog Ltd. (a)	10,800	478
Klaviyo, Inc. Class A (d)	15,800	403
Magic Leap, Inc.:
Class A (a)(b)(c)	30,863	7
warrants (a)(b)(c)	46,794	11
Microsoft Corp.	3,658,115	1,539,042
Palo Alto Networks, Inc. (a)	67,200	19,094
Roper Technologies, Inc.	6,000	3,365
Salesforce, Inc.	603,893	181,880
Samsara, Inc. (a)	211,865	8,006
ServiceNow, Inc. (a)	49,699	37,891
Stripe, Inc. Class B (a)(b)(c)	83,200	2,077
Synopsys, Inc. (a)	85,600	48,920
Tanium, Inc. Class B (a)(b)(c)	1,259,978	11,214
Varonis Systems, Inc. (a)	9,200	434
Volue A/S (a)	365,396	1,010
Workday, Inc. Class A (a)	15,800	4,309
Zoom Video Communications, Inc. Class A (a)	71,300	4,661
Zscaler, Inc. (a)	6,200	1,194
		2,209,614
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	2,796,310	479,511
Dell Technologies, Inc.	133,375	15,219
Samsung Electronics Co. Ltd.	1,104,180	66,101
		560,831
TOTAL INFORMATION TECHNOLOGY		5,367,158
MATERIALS - 2.8%
Chemicals - 0.6%
CF Industries Holdings, Inc.	91,800	7,639
Corteva, Inc.	465,900	26,868
Linde PLC	19,300	8,961
Sherwin-Williams Co.	172,969	60,077
Shin-Etsu Chemical Co. Ltd.	268,200	11,764
Westlake Corp.	86,587	13,230
		128,539
Construction Materials - 0.2%
CRH PLC	98,300	8,479
Martin Marietta Materials, Inc.	40,000	24,558
Vulcan Materials Co.	38,300	10,453
		43,490
Metals & Mining - 2.0%
ATI, Inc. (a)	26,500	1,356
B2Gold Corp.	12,805,079	33,560
Franco-Nevada Corp.	364,736	43,460
Freeport-McMoRan, Inc.	1,555,000	73,116
Ivanhoe Electric, Inc. (a)	384,197	3,765
Ivanhoe Mines Ltd. (a)(d)	8,141,518	97,130
Lundin Gold, Inc.	59,300	834
Newmont Corp.	115,500	4,140
Novagold Resources, Inc. (a)	3,059,092	9,146
Nucor Corp.	288,825	57,158
Orla Mining Ltd. (a)	1,816,503	6,880
Steel Dynamics, Inc.	288,796	42,808
Wheaton Precious Metals Corp.	542,000	25,528
		398,881
TOTAL MATERIALS		570,910
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Gaming & Leisure Properties	4,888	225
Prologis, Inc.	18,500	2,409
		2,634
UTILITIES - 0.8%
Electric Utilities - 0.8%
Constellation Energy Corp.	556,124	102,800
Kansai Electric Power Co., Inc.	86,000	1,227
NextEra Energy, Inc.	159,700	10,206
NRG Energy, Inc.	31,500	2,132
PG&E Corp.	1,678,300	28,128
Southern Co.	316,300	22,691
		167,184
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	72,400	5,043
TOTAL UTILITIES		172,227
TOTAL COMMON STOCKS (Cost $6,851,452)		19,989,253

Preferred Stocks - 1.8%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	130,945	30,179

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	61,855	29
Series C(a)(b)(c)	243,394	192
Series D(a)(b)(c)	411,659	473
		694
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,800	704

Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A(b)(c)	2,032	2,167
Series A2(b)(c)	368	393
		2,560
TOTAL CONSUMER DISCRETIONARY		3,958

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	8,102	325
Series H(a)(b)(c)	10,223	521
		846
Food Products - 0.0%
Bowery Farming, Inc.:
Series C1(a)(b)(c)	82,543	600
Series D1(b)(c)	383,862	1,612
		2,212
TOTAL CONSUMER STAPLES		3,058

FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	125,700	1,600
Circle Internet Financial Ltd. Series F (a)(b)(c)	68,639	2,053
Tenstorrent Holdings, Inc. Series C1 (b)(c)	70,912	4,292
		7,945
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	594,600	2,063
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	0
		2,063
Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	270,000	4,369
Series F(a)(b)(c)	10,070	163
Somatus, Inc. Series E (a)(b)(c)	2,206	2,440
		6,972
TOTAL HEALTH CARE		9,035

INDUSTRIALS - 1.3%
Aerospace & Defense - 1.2%
Relativity Space, Inc.:
Series E(a)(b)(c)	308,359	6,627
Series F(b)(c)	94,642	2,029
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	145,254	140,896
Series H(a)(b)(c)	42,094	40,831
Series N(a)(b)(c)	66,208	64,222
		254,605
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	208,789	7,498
Series F(b)(c)	79,020	2,838
		10,336
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	52,096	6,497

TOTAL INDUSTRIALS		271,438

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Moloco, Inc. Series A (b)(c)	39,638	1,772
Nuro, Inc.:
Series C(a)(b)(c)	491,080	1,866
Series D(a)(b)(c)	94,265	449
Stripe, Inc.:
Series H(a)(b)(c)	34,900	871
Series I(b)(c)	611,900	15,273
		20,231
TOTAL CONVERTIBLE PREFERRED STOCKS		345,844
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	615,508	18,410

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (a)(b)(c)	325,855	688

TOTAL NONCONVERTIBLE PREFERRED STOCKS		19,098
TOTAL PREFERRED STOCKS (Cost $160,711)		364,942

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	488	912
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(h)(i)	2,280	0
TOTAL PREFERRED SECURITIES (Cost $2,768)		912

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (j)	201,188,156	201,228
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	124,197,745	124,210
TOTAL MONEY MARKET FUNDS (Cost $325,438)		325,438

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $7,340,369)	20,680,545
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(144,387)
NET ASSETS - 100.0%	20,536,158

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $758,165,000 or 3.7% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,362,000 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	1,604

ASAC II LP	10/10/13	725

Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,375

Blu Investments LLC	5/21/20	170

Bolt Threads, Inc.	12/13/17 - 2/07/20	30,904

Bowery Farming, Inc. Series C1	5/18/21	4,973

Bowery Farming, Inc. Series D1	10/25/23	3,627

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	14,348

Canva, Inc. Class A	3/18/24	12,747

Canva, Inc. Series A	9/22/23	2,167

Canva, Inc. Series A2	9/22/23	393

Circle Internet Financial Ltd. Series E	5/11/21	9,990

Circle Internet Financial Ltd. Series F	5/09/22	2,892

CoreWeave, Inc.	11/29/23	12,808

Discord, Inc. Series I	9/15/21	1,542

ElevateBio LLC Series C	3/09/21	2,494

Epic Games, Inc.	7/13/20 - 7/30/20	13,744

Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,264

GoBrands, Inc. Series G	3/02/21	2,023

GoBrands, Inc. Series H	7/22/21	3,972

I-Pulse, Inc.	3/18/10	81

Intarcia Therapeutics, Inc. warrants 12/31/24	1/03/20	0

Intarcia Therapeutics, Inc. Series CC	11/14/12	7,040

Intarcia Therapeutics, Inc. 6%	1/03/20	2,280

Lyra Health, Inc. Series E	1/14/21	2,472

Lyra Health, Inc. Series F	6/04/21	158

Magic Leap, Inc. Class A	10/06/17	15,000

Magic Leap, Inc. Series AA	7/07/20	5,624

Magic Leap, Inc. warrants	7/07/20	0

Moloco, Inc. Series A	6/26/23	2,378

Nuro, Inc. Series C	10/30/20	6,411

Nuro, Inc. Series D	10/29/21	1,965

Rad Power Bikes, Inc.	1/21/21	2,289

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	298

Rad Power Bikes, Inc. Series C	1/21/21	1,175

Rad Power Bikes, Inc. Series D	9/17/21	3,945

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	488

Relativity Space, Inc. Series E	5/27/21	7,041

Relativity Space, Inc. Series F	11/14/23	2,145

Relativity Space, Inc. warrants	11/14/23	0

Sable Offshore Corp.	1/16/24	4,603

Somatus, Inc. Series E	1/31/22	1,925

Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	29,629

Space Exploration Technologies Corp. Class C	9/11/17	614

Space Exploration Technologies Corp. Series G	1/20/15	11,251

Space Exploration Technologies Corp. Series H	8/04/17	5,682

Space Exploration Technologies Corp. Series N	8/04/20	17,876

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	7,252

Stripe, Inc. Class B	5/18/21	3,338

Stripe, Inc. Series H	3/15/21	1,400

Stripe, Inc. Series I	3/20/23 - 5/12/23	12,320

Tanium, Inc. Class B	4/21/17 - 9/18/20	9,907

Tenstorrent Holdings, Inc. Series C1	4/23/21	4,216

TulCo LLC	8/24/17	5,878

Veterinary Emergency Group LLC Class A	9/16/21 - 11/13/23	7,049

X Holdings Corp. Class A	10/25/22	9,710

Zipline International, Inc.	10/12/21	2,697

Zipline International, Inc. Series E	12/21/20	6,813

Zipline International, Inc. Series F	4/11/23	3,176

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	230,569	742,247	771,588	3,172	-	-	201,228	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	61,315	255,411	192,516	102	-	-	124,210	0.4%
Total	291,884	997,658	964,104	3,274	-	-	325,438

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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